FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	0 Months Ended
Dec. 31, 2011
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
3) Derivative instrument disclosure:
The fair value of derivative instruments consists of:
		Fair value
	Reported under	December 31,
		2011	2010
		U.S. $ in millions
Asset derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Long-term investments and receivables	$25	$0

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Deferred taxes and other current assets	$17	$17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$53	$70

Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments	Other current liabilities	$57	$16